Consolidated Balance Sheets	Mar. 31, 2014 USD ($)	Mar. 31, 2014 CNY	Mar. 31, 2013 CNY
Current assets:
Cash and cash equivalents (including cash of VIE of RMB12,118,865 and RMB33,698,280 as of March 31, 2013 and 2014, respectively)	$ 50,181,311	311,947,098	290,029,715
Restricted cash	434,335	2,700,000
Accounts receivable, net (including accounts receivable, net of VIE of RMB11,441,392 and RMB19,564,392 as of March 31, 2013 and 2014, respectively)	10,995,604	68,353,075	51,114,718
Prepaid expenses and other current assets (including prepaid expenses and other current assets of VIE of RMB3,395,536 and RMB1,455,916 as of March 31, 2013 and 2014, respectively)	2,427,880	15,092,674	13,625,663
Total current assets	64,039,130	398,092,847	354,770,096
Property and equipment, net (including property and equipment, net of VIE of RMB1,277,283 and RMB894,182 as of March 31, 2013 and 2014, respectively)	8,978,538	55,814,182	61,310,690
Goodwill	4,988,724	31,011,902	23,422,850
Intangible assets, net	288,420	1,792,935	15,082,874
Other assets	727,890	4,524,858	3,231,971
Total assets	79,022,702	491,236,724	457,818,481
Current liabilities:
Accrued expenses and other payables (including accrued expenses and other payables of VIE without recourse to ATA Inc. of RMB5,058,492 and RMB14,280,824 as of March 31, 2013 and 2014, respectively)	11,062,052	68,766,143	72,191,260
Deferred revenues (including deferred revenues of VIE without recourse to ATA Inc. of RMB493,284 and RMB1,308,993 as of March 31, 2013 and 2014, respectively)	1,348,582	8,383,327	7,376,527
Total current liabilities	12,410,634	77,149,470	79,567,787
Deferred revenues	353,160	2,195,382	2,644,294
Deferred income tax liabilities			58,681
Total liabilities	12,763,794	79,344,852	82,270,762
Shareholders' equity:
Common shares: Par value USD 0.01, authorized: 500,000,000 shares Issued: 46,000,312 and 46,091,518 shares as of March 31, 2013 and 2014, respectively Outstanding: 45,105,312 and 45,281,518 shares as of March 31, 2013 and 2014, respectively	558,988	3,474,894	3,461,060
Treasury shares-26,440 and 37,118 common shares as of March 31, 2013 and 2014, respectively, at cost	(165,653)	(1,029,766)	(329,357)
Additional paid-in capital	70,453,120	437,964,776	427,443,700
Accumulated other comprehensive loss	(4,366,825)	(27,145,929)	(26,379,146)
Accumulated deficit	(220,722)	(1,372,103)	(28,648,538)
Total shareholders' equity	66,258,908	411,891,872	375,547,719
Commitments and contingencies
Total liabilities and shareholders' equity	$ 79,022,702	491,236,724	457,818,481